Transactions with Related Parties - Additional Information (Details) - Entities Controlled by the Key Management Personnel of the Group - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Payment of transaction expenses attributable to loans to customers	₸ 5,748	₸ 4,862	₸ 10,981
Total value of goods purchased	4,310	0
Property and land acquired	4,779
Cost of Goods Sold
Disclosure of transactions between related parties [line items]
Total value of goods purchased	3,906	₸ 0
Land [Member]
Disclosure of transactions between related parties [line items]
Property and land acquired	₸ 1,665